Consolidated Statements of Comprehensive Income (loss) - CAD	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Gross Sales	CAD 1,717,521	CAD 1,194,796	CAD 661,099
Less: Discounts, rebates and slotting fees	(504,992)	(400,255)	(137,266)
Net Sales	1,212,529	794,541	523,833
Expenses (income)
Cost of sales (excluding depreciation shown separately below)	1,349,734	946,909	551,656
Selling, general and administrative	3,054,182	3,612,461	3,769,262
Depreciation of property, plant, equipment and intangible asset	207,993	229,347	222,291
Foreign exchange (gain) loss	(2,916)	9,865	14,220
Interest income	0	(4,900)	(11,965)
Change in derivative liability	(13,638)	(81,317)	(196,428)
Loss (gain) on disposal of assets	(279,505)	1,757	9,521
Operating Expenses	4,315,850	4,714,122	4,358,557
Loss before income tax	(3,103,321)	(3,919,581)	(3,834,724)
Income tax provision (recovery)	0	0	0
Net income (loss) from continuing operations	(3,103,321)	(3,919,581)	(3,834,724)
Net income (loss) from discontinued operations	(3,406,368)	2,616,297	4,170,306
Net income for the year	CAD (6,509,689)	CAD (1,303,284)	CAD 335,582
Basic earnings (loss) per common share
Continuing operations	CAD (1.10)	CAD (1.36)	CAD (1.31)
Discontinued operations	(1.21)	0.91	1.42
Net basic earnings (loss) per common share	(2.31)	(0.45)	0.11
Diluted earnings (loss) per common share
Continuing operations	(1.10)	(1.36)	(1.26)
Discontinued operations	(1.21)	0.91	1.30
Net diluted earnings (loss) per common share	CAD (2.31)	CAD (0.45)	CAD 0.04
Weighted average common shares outstanding
Basic	2,820,647	2,880,882	2,922,684
Diluted	2,820,647	2,880,882	3,192,963